Loss Per Share	12 Months Ended
Dec. 31, 2025
Loss Per Share
Loss Per Share

24.  Loss Per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2023, 2024 and 2025 as follows:

	For the Year Ended December 31,
	2023	2024	2025
Numerator:
Net loss	(20,719,753)	(22,401,709)	(14,942,601)
Accretion on redeemable non-controlling interests to redemption value	(303,163)	(347,516)	(609,857)
Net loss attributable to non-controlling interests	(124,051)	91,533	(18,220)
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	(21,146,967)	(22,657,692)	(15,570,678)
Denominator:
Weighted-average number of ordinary shares outstanding – basic and diluted	1,700,203,886	2,054,614,522	2,272,635,997
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc.	(12.44)	(11.03)	(6.85)

For the years ended December 31, 2023, 2024 and 2025, the Company had potential ordinary shares, including non-vested restricted shares, option granted and convertible notes. As the Group incurred losses for the years ended December 31, 2023, 2024 and 2025, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. The weighted average numbers of these potential ordinary shares outstanding are as following:

	For the Year Ended December 31,
	2023	2024	2025
Restricted shares	—	—	10,991,676
Outstanding weighted average options granted	43,876,236	27,077,944	22,357,327
Convertible notes	57,008,080	110,731,276	103,785,760
Total	100,884,316	137,809,220	137,134,763